Income Tax (Details) - Schedule of Deferred Tax - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax [Line Items]
Beginning of period		¥ 6,319
Credited/ (charged) to profit or loss		(6,319)
Ending of period
Leases [Member]
Schedule of Deferred Tax [Line Items]
Beginning of period		156
Credited/ (charged) to profit or loss		(156)
Ending of period
Expected credit losses on debt financial assets [Member]
Schedule of Deferred Tax [Line Items]
Beginning of period		5,068
Credited/ (charged) to profit or loss		(5,068)
Ending of period
Trade payables, accrual and provisions [Member]
Schedule of Deferred Tax [Line Items]
Beginning of period		2,512
Credited/ (charged) to profit or loss		(2,512)
Ending of period
Fair value adjustment arising from business combinations [Member]
Schedule of Deferred Tax [Line Items]
Beginning of period		(1,417)
Credited/ (charged) to profit or loss		1,417
Ending of period